Loan Operations and Lease Operations Portfolio - Summary of Loan Operations and Lease Operations by Type (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by type	R$ 536,091	R$ 497,719
Provision for Expected Loss	(33,509)	(36,469)
Total loan operations and lease operations, net of allowance for Expected Credit Loss	502,582	461,250
Corporate [member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by type	102,643	107,647
Small and medium businesses [member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by type	68,812	60,290
Foreign [member] | Foreign loans - Latin America [member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by type	152,072	136,397
Individuals [member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by type	212,564	193,385
Individuals [member] | Vehicles [member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by type	15,920	14,165
Individuals [member] | Credit card [member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by type	78,255	67,413
Individuals [member] | Personal loan [member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by type	29,543	27,295
Individuals [member] | Payroll loans [member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by type	46,878	44,716
Individuals [member] | Mortgages [member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by type	R$ 41,968	R$ 39,796